Related party transactions	12 Months Ended
Dec. 31, 2019
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Related party transactions
36. Related party transactions
Joint ventures and associates
Amounts advanced to joint ventures and associates during the year and at the balance sheet date are set out in note 12.
Key management personnel
Key management personnel are deemed to be the members of the Pearson executive. It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2019. Key management personnel compensation is disclosed below:

All figures in £ millions	2019	2018
Short-term employee benefits	5	6
Retirement benefits	1	1
Share-based payment costs	4	7

Total	10	14

There were no other material related party transactions. No guarantees have been provided to related parties.